Property and Equipment, Net and Right-of-Use Assets, Net (Details)	Dec. 31, 2024
Bottom of Range [Member]
Property and Equipment, Net and Right-of-Use Assets, Net [Line Items]
Lease terms	2 years
Lease agreements range	10.50%
Top of Range [Member]
Property and Equipment, Net and Right-of-Use Assets, Net [Line Items]
Lease terms	5 years
Lease agreements range	20.00%